Post-retirement benefit obligations - Actuarial Assumptions (Details)	Jun. 30, 2022	Apr. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Apr. 30, 2021	Mar. 31, 2021
South Africa
Post-retirement benefit obligations
Healthcare cost inflation			7.50%			7.50%
Pension increase assumption			5.10%			5.20%
Average salary increases			5.50%			5.50%
South Africa | Pension
Post-retirement benefit obligations
Discount rate			12.40%			11.10%
Weighted average duration of the obligation			12 years			12 years
South Africa | Healthcare
Post-retirement benefit obligations
Discount rate			12.40%			11.60%
Weighted average duration of the obligation			14 years			13 years
United States
Post-retirement benefit obligations
Average salary increases	4.20%			4.20%
United States | Pension
Post-retirement benefit obligations
Discount rate	4.20%			2.00%
Weighted average duration of the obligation	4 years			7 years
United States | Healthcare
Post-retirement benefit obligations
Discount rate	4.30%			2.70%
Weighted average duration of the obligation	10 years			12 years
Europe
Post-retirement benefit obligations
Pension increase assumption		2.20%			1.80%
Average salary increases		3.20%			2.80%
Europe | Pension
Post-retirement benefit obligations
Discount rate		2.50%			1.20%
Weighted average duration of the obligation		16 years			18 years